UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RCG Starboard Advisors, LLC
Address: 599 Lexington Avenue, 2Oth Flr.
         New York, NY  10022

13F File Number:  28-12004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Owen Littman
Title:     General Counsel
Phone:     212-201-4841

Signature, Place, and Date of Signing:

      /s/ Owen Littman     New York, NY     February 17, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $132,186 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTEL CORP                     COM              004934105    21022  1793672 SH       SOLE                  1793672        0        0
AGILYSYS INC                   COM              00847J105    11437  2665891 SH       SOLE                  2665891        0        0
CPI CORP                       COM              125902106     3780  1079988 SH       SOLE                  1079988        0        0
ELECTRONICS FOR IMAGING INC    COM              286082102     5169   540689 SH       SOLE                   540689        0        0
GRAVITY CO LTD                 SPONSORED ADR    38911N107      309   617889 SH       SOLE                   617889        0        0
I-MANY INC                     COM              44973Q103      714  3246142 SH       SOLE                  3246142        0        0
KENSEY NASH CORP               COM              490057106    12028   619679 SH       SOLE                   619679        0        0
KEYNOTE SYS INC                COM              493308100     6681   866598 SH       SOLE                   866598        0        0
NCI BUILDING SYS INC           NOTE 2.125%11/1  628852AG0    21496 29072000 PRN      SOLE                 29072000        0        0
NCI BUILDING SYS INC           COM              628852105     5138   315200 SH  CALL SOLE                   315200        0        0
ORTHOFIX INTL N V              COM              N6748L102    11071   722177 SH       SOLE                   722177        0        0
S1 CORPORATION                 COM              78463B101    27058  3429378 SH       SOLE                  3429378        0        0
TOLLGRADE COMMUNICATIONS INC   COM              889542106     6283  1314497 SH       SOLE                  1314497        0        0